SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 79,491
2024	67,473
2025	62,012
2026	61,366
Thereafter	1,793,075
Intangible assets, net	$ 2,063,417	$ 2,223,285